CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares available to be designated	9,441,000	9,441,000	9,441,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	11,655,229	8,922,576	7,306,663
Common stock, shares outstanding	11,653,905	8,921,252	7,305,339
Treasury stock, common shares	1,324	1,324	1,324
Convertible Series A Preferred Stock [Member]
Preferred stock, par value		$ 10	$ 10
Preferred stock, shares authorized		500,000	500,000
Preferred stock, shares available to be designated		500,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, conversion price per share		$ 6.30	$ 6.30
Convertible Series B Preferred Stock [Member]
Preferred stock, par value	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized	10,000,000	15,000	15,000
Preferred stock, shares available to be designated	15,000	15,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, conversion price per share	$ 7	$ 7	$ 7
Convertible Series C Preferred Stock [Member]
Preferred stock, par value	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized		5,000	5,000
Preferred stock, shares available to be designated	5,000	5,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, conversion price per share	$ 5.50	$ 5.50	$ 5.50
Convertible Series D Preferred Stock [Member]
Preferred stock, par value	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized		4,000	4,000
Preferred stock, shares available to be designated	4,000	4,000
Preferred stock, shares issued	999	1,299	1,299
Preferred stock, shares outstanding	999	1,299	1,299
Preferred stock, conversion price per share	$ 3.00	$ 3.00	$ 3.00
Convertible Series E Preferred Stock [Member]
Preferred stock, par value	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized		30,000	30,000
Preferred stock, shares available to be designated	30,000	30,000
Preferred stock, shares issued	13,500	13,500	11,500
Preferred stock, shares outstanding	13,500	13,500	11,500
Preferred stock, conversion price per share	$ 2.61	$ 2.61	$ 3.00
Convertible Series F Preferred Stock [Member]
Preferred stock, par value	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized		5,000	5,000
Preferred stock, shares available to be designated	5,000	5,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, conversion price per share	$ 6.20	$ 6.20	$ 6.20